Events After the Balance Sheet	12 Months Ended
Dec. 31, 2018
Events After the Balance Sheet [Abstract]
EVENTS AFTER THE BALANCE SHEET
36.	EVENTS AFTER THE BALANCE SHEET

Shares issuance

On March 25, 2019, the Company granted 305,000 shares to its directors and management. The shares are for services rendered in 2019. The shares are vested immediately upon granting.

On March 29, 2019, the Company granted 15,000 shares to its service provider. The shares are for services rendered in 2019. The shares are vested immediately upon granting.